UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-24117)

Corgi ETF Trust I
(Exact name of registrant as specified in charter)

425 Bush St, Suite 500

San Francisco, California 94104
(Address of principal executive offices) (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901
(Name and address of agent for service)

(855) 552-6744

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Founder-Led 2x Daily ETF
FDRX (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Founder-Led 2x Daily ETF for the period of January 14, 2026, to June 30, 2026. You can find additional information about the Fund at https://corgiinvest.com/fdrx. You can also request this information by contacting us at (855) 552-6744.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Founder-Led 2x Daily ETF	$46	1.08%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$13,291,898
Number of Holdings	2
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Cash & Other	100.0%

Top 10 Issuers	(%)
Corgi Founder-Led ETF	15.0%
First American Government Obligations Fund	10.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://corgiinvest.com/fdrx.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Corgi Insurance documents not be householded, please contact Corgi Insurance at (855) 552-6744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Corgi Insurance or your financial intermediary.
Founder-Led 2x Daily ETF	PAGE 1	TSR-SAR-218946200

Founder-Led ETF
FDRS (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Founder-Led ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://corgiinvest.com/fdrs. You can also request this information by contacting us at (855) 552-6744.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Founder-Led ETF	$24	0.49%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$92,517,505
Number of Holdings	51
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Manufacturing	39.8%
Information	31.7%
Finance and Insurance	11.5%
Professional, Scientific, and Technical Services	10.2%
Retail Trade	3.5%
Administrative and Support and Waste Management and Remediation Services	2.4%
Cash & Other	0.9%

Top 10 Issuers	(%)
Tesla, Inc.	10.5%
Meta Platforms, Inc.	9.8%
NVIDIA Corp.	9.5%
Palantir Technologies, Inc.	5.0%
Oracle Corp.	4.9%
Crowdstrike Holdings, Inc.	3.6%
Arista Networks, Inc.	3.4%
AppLovin Corp.	2.8%
Shopify, Inc.	2.7%
Dell Technologies, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://corgiinvest.com/fdrs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Corgi Insurance documents not be householded, please contact Corgi Insurance at (855) 552-6744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Corgi Insurance or your financial intermediary.
Founder-Led ETF	PAGE 1	TSR-SAR-218946101

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Corgi ETF Trust I
Founder-Led 2x Daily ETF  | FDRX | NASDAQ Stock Market, LLC
Founder-Led ETF  | FDRS | NASDAQ Stock Market, LLC
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)

Founder-Led 2x Daily ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 10.0%
First American Government Obligations Fund - Class X, 3.57%(a)	1,333,925	$1,333,925
TOTAL MONEY MARKET FUNDS (Cost $1,333,925)		1,333,925
TOTAL INVESTMENTS - 10.0% (Cost $1,333,925)		$1,333,925
Other Assets in Excess of Liabilities - 90.0%		11,957,973
TOTAL NET ASSETS - 100.0%		$13,291,898

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Corgi Founder-Led ETF*	Clear Street LLC	Receive	OBFR + 1.25%	Quarterly	01/19/2028	$26,628,257	$2,022,028
Net Unrealized Appreciation (Depreciation)							$2,022,028

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.
*	Affiliated Swap contract.
The accompanying notes are an integral part of these financial statements.

1

FOUNDER-LED ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Activities Related to Credit Intermediation - 0.6%
Coinbase Global, Inc. - Class A(a)	3,849	$562,685
Advertising, Public Relations, and Related Services - 2.8%
AppLovin Corp. - Class A(a)	4,989	2,570,482
Aerospace Product and Parts Manufacturing - 1.1%
Rocket Lab Corp.(a)	9,821	998,305
All Other Telecommunications - 0.5%
AST SpaceMobile, Inc.(a)	5,517	490,241
Business Support Services - 1.6%
NU Holdings Ltd. - Class A(a)	67,056	895,868
ROBLOX Corp. - Class A(a)	11,347	617,050
		1,512,918
Computer and Peripheral Equipment Manufacturing - 1.9%
Fortinet, Inc.(a)	11,218	1,723,309
Computer Systems Design and Related Services - 2.5%
Snowflake, Inc.(a)	5,938	1,511,221
Workday, Inc. - Class A(a)	3,587	439,121
Zoom Communications, Inc.(a)	4,555	393,142
		2,343,484
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 3.8%
Airbnb, Inc. - Class A(a)	7,194	1,029,461
Shopify, Inc. - Class A(a)	21,756	2,484,100
		3,513,561
Financial Services - 4.2%
Ares Management Corp. - Class A	3,674	408,953
Capital One Financial Corp.	11,022	2,211,234
Intercontinental Exchange, Inc.	10,055	1,237,871
		3,858,058
Health Care - 1.7%
Regeneron Pharmaceuticals, Inc.	1,781	1,110,525
United Therapeutics Corp.(a)	772	418,293
		1,528,818
Industrial Services - 0.8%
Waste Connections, Inc.	4,506	751,105
Materials - 0.6%
Steel Dynamics, Inc.	2,421	555,523
Media - 2.3%
Space Exploration Technologies Corp. - Class A(a)	12,464	2,129,599

	Shares	Value
Motor Vehicle Manufacturing - 10.5%
Tesla, Inc.(a)	23,104	$9,717,542
Newspaper, Periodical, Book, and Directory Publishers - 0.5%
Reddit, Inc. - Class A(a)	2,388	414,509
Other Fabricated Metal Product Manufacturing - 0.8%
Axon Enterprise, Inc.(a)	1,371	768,596
Other Financial Investment Activities - 5.2%
Apollo Global Management, Inc.	7,215	853,607
Blackrock, Inc.	2,514	2,417,362
Blackstone, Inc.	13,141	1,546,301
		4,817,270
Other Miscellaneous Retailers - 1.3%
DoorDash, Inc. - Class A(a)	6,727	1,241,333
Retail & Wholesale - Discretionary - 1.4%
Carvana Co.(a)	12,296	809,323
Coupang, Inc.(a)	27,784	482,608
		1,291,931
Securities and Commodity Contracts Intermediation and Brokerage - 1.5%
Robinhood Markets, Inc. - Class A(a)	13,701	1,373,936
Semiconductor and Other Electronic Component Manufacturing - 13.1%
Astera Labs, Inc.(a)	2,650	1,280,003
Bloom Energy Corp. - Class A(a)	4,500	1,362,150
Credo Technology Group Holding Ltd.(a)	2,625	713,869
NVIDIA Corp.	43,953	8,794,556
		12,150,578
Software & Tech Services - 7.3%
CoreWeave, Inc. - Class A(a)	6,517	648,702
Nebius Group NV(a)	3,705	1,023,210
Oracle Corp.	31,008	4,544,222
Strategy, Inc.(a)	5,748	499,674
		6,715,808
Software Publishers - 15.5%
Block, Inc.(a)	9,427	716,452
Cloudflare, Inc. - Class A(a)	5,691	1,395,888
Crowdstrike Holdings, Inc. - Class A(a)	4,395	3,354,000
Datadog, Inc. - Class A(a)	5,794	1,508,526
Palantir Technologies, Inc. - Class A(a)	39,642	4,625,032
Salesforce, Inc.	14,389	2,254,181
Veeva Systems, Inc. - Class A(a)	2,659	471,893
		14,325,972

The accompanying notes are an integral part of these financial statements.

2

FOUNDER-LED ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Tech Hardware & Semiconductors - 7.8%
Arista Networks, Inc.(a)	18,592	$3,158,409
Dell Technologies, Inc. - Class C	5,673	2,447,672
Everpure, Inc. - Class A(a)	5,667	446,503
Monolithic Power Systems, Inc.	852	1,177,771
		7,230,355
Web Search Portals, Libraries, Archives, and Other Information Services - 9.8%
Meta Platforms, Inc. - Class A	16,113	9,076,292
TOTAL COMMON STOCKS (Cost $87,190,352)		91,662,210
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%
First American Government Obligations Fund - Class X, 3.57%(b)	877,106	877,106
TOTAL MONEY MARKET FUNDS (Cost $877,106)		877,106
TOTAL INVESTMENTS - 100.0% (Cost $88,067,458)		$92,539,316
Liabilities in Excess of Other Assets - (0.0)%(c)		(21,811)
TOTAL NET ASSETS - 100.0%		$92,517,505

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

CORGI ETF TRUST I
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Founder-Led 2x Daily ETF	Founder-Led ETF
ASSETS:
Investments, at value	$1,333,925	$92,539,316
Cash	3,821,696	9,129,716
Segregated cash for swap contracts	10,700,000	—
Unrealized appreciation on swap contracts	2,022,028	—
Receivable for swap contracts	13,340	—
Dividends receivable	5,460	17,146
Receivable for transaction fee	84	—
Dividend tax reclaims receivable	—	141
Total assets	17,896,533	101,686,319
LIABILITIES:
Payable for fund shares redeemed	4,244,424	9,129,716
Payable for swap contracts	343,480	—
Payable to Adviser	16,731	39,098
Total liabilities	4,604,635	9,168,814
NET ASSETS	$ 13,291,898	$92,517,505
Net assets consist of:
Paid-in capital	$12,713,778	$90,751,175
Total distributable earnings	578,120	1,766,330
Total net assets	$ 13,291,898	$92,517,505
Net assets	$13,291,898	$92,517,505
Shares issued and outstanding (unlimited shares authorized without par value)	620,000	3,970,000
Net asset value per share	$21.44	$23.30
Cost:
Investments, at cost	$1,333,925	$88,067,458

The accompanying notes are an integral part of these financial statements.

4

CORGI ETF TRUST I
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	Founder-Led 2x Daily ETF(a)	Founder-Led ETF
INVESTMENT INCOME:
Dividend income	$17,514	$132,650
Less: dividend withholding taxes	—	(329)
Total investment income	17,514	132,321
EXPENSES:
Investment advisory fee	52,032	109,310
Income tax expense	—	10
Total expenses	52,032	109,320
Net investment income/(loss)	(34,518)	23,001
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	191,728
In-kind redemptions	—	(2,919,227)
Swap contracts	(1,409,390)	—
Net realized gain (loss)	(1,409,390)	(2,727,499)
Net change in unrealized appreciation (depreciation) on:
Investments	—	4,579,815
Swap contracts	2,022,028	—
Net change in unrealized appreciation (depreciation)	2,022,028	4,579,815
Net realized and unrealized gain (loss)	612,638	1,852,316
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$578,120	$1,875,317

(a)	Inception date of the Fund was January 14, 2026.
The accompanying notes are an integral part of these financial statements.

5

CORGI ETF TRUST I
Statements of Changes in Net Assets

	Founder-Led 2x Daily ETF	Founder-Led ETF
	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(34,518)	$23,001	$252
Net realized gain (loss)	(1,409,390)	(2,727,499)	(1,282)
Net change in unrealized appreciation (depreciation)	2,022,028	4,579,815	(107,957)
Net increase (decrease) in net assets from operations	578,120	1,875,317	(108,987)
CAPITAL TRANSACTIONS:
Shares sold	19,604,246	102,472,919	10,120,740
Shares redeemed	(6,894,903)	(21,842,484)	—
ETF transaction fees	4,435	—	—
Net increase (decrease) in net assets from capital transactions	12,713,778	80,630,435	10,120,740
Net increase (decrease) in net assets	13,291,898	82,505,752	10,011,753
NET ASSETS:
Beginning of the period	—	10,011,753	—
End of the period	$ 13,291,898	$92,517,505	$10,011,753
SHARES TRANSACTIONS
Shares sold	970,000	4,520,000	410,000
Shares redeemed	(350,000)	(960,000)	—
Total increase (decrease) in shares outstanding	620,000	3,560,000	410,000

(a)	Inception date of the Fund was January 14, 2026.
(b)	Inception date of the Fund was December 29, 2025.
The accompanying notes are an integral part of these financial statements.

6

CORGI ETF TRUST I
Statements of Cash Flows
June 30, 2026 (Unaudited)

	Founder-Led 2x Daily ETF	Founder-Led ETF
Cash proceeds from transaction fees	$—	$—

The accompanying notes are an integral part of these financial statements.

7

Founder-Led 2x Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$—
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.07)
Net realized and unrealized gain (loss) on investments(c)	21.50
Total from investment operations	21.43
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.01
Net asset value, end of period	$21.44
Total return(d)	−15.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,292
Ratio of expenses to average net assets(e)	1.08%
Ratio of net investment income (loss) to average net assets(e)	(0.72)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was January 14, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

Founder-Led ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.42	$24.75
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.03
Net realized and unrealized gain (loss) on investments(c)	(1.13)	(0.36)
Total from investment operations	(1.12)	(0.33)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$23.30	$24.42
Total return(d)	−4.56%	−1.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$92,518	$10,012
Ratio of expenses to average net assets(e)	0.49%	0.49%
Ratio of tax expenses to average net assets(e)	0.00%(f)	—%
Ratio of net investment income (loss) to average net assets(e)	0.10%	37.27%
Portfolio turnover rate(d)(g)	20%	31%

(a)	Inception date of the Fund was December 29, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

CORGI ETF TRUST I
Notes to the Financial Statements
June 30, 2026 (Unaudited)
Note 1 – Organization
The Corgi ETF Trust I (the “Trust”) was organized as a Delaware statutory trust on July 15, 2025. The Trust is an open-end management investment company, and the offering of shares of beneficial interest (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”) and is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2026, the Trust consists of two active series (collectively, the “Funds” and each individually a “Fund”): Founder-Led 2x Daily ETF Fund (commenced operations on January 14, 2026) and the ETF Founder-Led ETF Fund (commenced operations on December 29, 2025).
Corgi Strategies, LLC (the “Adviser”) serves as the investment adviser of each Fund. Tuttle Capital Management, LLC (the “Sub-adviser”) serves as investment sub-adviser to the Funds.
The investment objective of the Founder-Led 2x Daily ETF Fund is to seek daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Founder-Led Index (the “Index”). The investment objective of the Founder-Led ETF Fund is to track the performance, before fees and expenses, of the Index.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net change in net assets from operations for the reporting year. Actual results could differ from those estimates.
Investment Valuation: The Net Asset Value (“NAV”) of each Fund is calculated by the Administrator as of the scheduled close of regular trading on Funds’ primary listing exchange (generally 4:00 p.m., Eastern Time) on each day that the exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, “SIFMA”), valuations for those holdings may reflect the earlier close on such day.
In valuing portfolio investments, each Fund generally uses market-based valuations. Prices may be obtained from one or more pricing services, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars are converted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.
When market quotations are not “readily available” or are deemed unreliable, the Funds will determine a fair value in accordance with Rule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices and may cause each Fund’s NAV to differ from the value of an index at a point in time.
Derivatives used to obtain leveraged exposure (for example, swaps, futures, and options) are valued pursuant to the Funds’ valuation procedures. Depending on the instrument, valuation inputs may include exchange settlement prices, quotations from one or more dealers or pricing services, models that reference observable market data, and, when appropriate, values of related instruments such as an exchange-traded fund designed to track the Funds’ relevant reference asset or benchmark (particularly if that benchmark level is not computed as of the U.S. market close). When market quotations are not readily available or are deemed unreliable, such instruments are valued at fair value in good faith under the Funds’ Rule 2a-5 procedures.

10

CORGI ETF TRUST I
Notes to the Financial Statements
June 30, 2026 (Unaudited)(Continued)
The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2026:
Founder-Led 2x Daily ETF

	Level 1	Level 2	Level 3	Total
Investments:
Money Market Funds	$1,333,925	$—	$—	$1,333,925
Total Investments	$1,333,925	$—	$—	$1,333,925
Other Financial Instruments:
Total Return Swaps*	$—	$2,022,028	$—	$2,022,028
Total Other Financial Instruments	$—	$2,022,028	$—	$2,022,028

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Founder-Led ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$91,662,210	$—	$—	$91,662,210
Money Market Funds	877,106	—	—	877,106
Total Investments	$92,539,316	$—	$—	$92,539,316

Refer to the Schedule of Investments for further disaggregation of investment categories.
Investment Transactions and Related Income: Changes in holdings of portfolio investments are reflected in the calculation of each Fund’s NAV no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield.
Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end

11

CORGI ETF TRUST I
Notes to the Financial Statements
June 30, 2026 (Unaudited)(Continued)
of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
Dividends and Distributions: Dividends from net investment income and net realized capital gains to shareholders, if any, are declared and paid at least annually for each Fund.
The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.
Uninvested Cash: The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high-quality financial institution. The Funds may incur charges on cash overdrafts.
Federal Income Taxes: The Funds intend to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by each Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of the fiscal period ended December 31, 2025. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by each Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. During the period ended December 31, 2025, the Founder Led ETF Fund did not incur any interest or penalties.
Indemnification: In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
Operating Segments: The Funds’ Principal Finance Officer acts as each Fund’s chief operating decision maker (“CODM”), as defined in FASB ASC Topic 280 Segment Reporting—Improvements to Reportable Segment Disclosures, assessing performance and making decisions about resource allocation.
The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund. The Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.
Derivatives: The Funds may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments

12

CORGI ETF TRUST I
Notes to the Financial Statements
June 30, 2026 (Unaudited)(Continued)
with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds.
Founder-Led 2x Daily ETF Fund has entered into total return swaps by investing in another ETF advised by the Adviser (“Affiliated Fund”). This investment technique provides the Fund with synthetic long investment exposure to the performance of the Affiliated Fund through payments made by a swap dealer counterparty to the Fund under the swap that reflect the positive total return (inclusive of dividends and distributions) on those shares. In exchange, the Fund would make periodic payments to the counterparty under the swap based on a fixed or variable interest rate, as well as payments reflecting any negative total return on those shares. The swap provides the Fund with the economic equivalent of ownership of those shares through an entitlement to receive any gains realized, and dividends paid, on the shares, and an obligation to pay any losses realized on the shares. This investment technique provides the Fund effectively with leverage intended to achieve an economic effect similar to the Fund’s purchase of shares of the Affiliated Fund with borrowed money.
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination.
The following table presents the Fund’s gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Fund as of June 30, 2026:

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Founder-Led 2x Daily ETF
Total Return Swaps Contracts
Clear Street LLC	$2,022,028	$—	$2,022,028	$(2,022,028)	$—

*	Statement of Assets and Liabilities location: Unrealized appreciation on swap contracts.
**	Statement of Assets and Liabilities location: Unrealized depreciation on swap contracts.
***	The actual collateral pledged (received) may be more than the amounts shown.
The average monthly notional amount of the total return swap contracts during the period ended June 30, 2026 was $21,805,095.
The following is the fair value of total return swap contracts, by primary underlying risk exposure, as included on the Statements of Assets and Liabilities at June 30, 2026:

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Founder-Led 2x Daily ETF
Swap Contracts:
Equity Risk Exposure	Unrealized appreciation/ depreciation on swap contracts	$2,022,028	$—

13

CORGI ETF TRUST I
Notes to the Financial Statements
June 30, 2026 (Unaudited)(Continued)
The following is the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026:

	Net Realized Gain (Loss) on Derivatives
	Swap Contracts	Total
Founder-Led 2x Daily ETF
Equity Risk Exposure	$(1,409,390)	$(1,409,390)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Swap Contracts	Total
Founder-Led 2x Daily ETF
Equity Risk Exposure	$2,022,028	$2,022,028

NOTE 3 – RELATED PARTY TRANSACTIONS
Under the investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Advisory Agreement”), the Adviser provides investment advisory services to the Funds, including providing oversight of the Sub-adviser, as well as daily monitoring of the purchase and sale of securities by the Sub-adviser for the Funds and regular review of the Sub-adviser’s performance.
The Advisory Agreement provides that the Adviser will furnish investment advisory services in connection with the management of the Funds. The Adviser provides portfolio management services, including developing investment recommendations, and provides certain administrative services as well as overseeing and monitoring the nature and quality of the services provided by other service providers to the Funds. The Adviser performs compliance monitoring services to help the Funds maintain compliance with applicable laws and regulations and provides services related to, among others, the valuation of Funds’ securities, risk management and oversight of trade execution and brokerage services carried out by the Sub-adviser.
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly Investment Advisory fee in the annual ratios below:

Founder-Led 2x Daily ETF	1.08%
Founder-Led ETF	0.49%

Under the Advisory Agreement, the Adviser has agreed to pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and the management fee payable to the Adviser under the Advisory Agreement.
Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-adviser out of the management fees it receives from the Funds.
For the period ended June 30, 2026, the table below represents the amounts Funds incurred in management fees:

Management Fee
Founder-Led 2x Daily ETF	$52,032
Founder-Led ETF	$109,310

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as each Fund’s sub-administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as each Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for each Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ ad accrual and coordinates the preparation and payment of the advisor fees. U.S. Bank,

14

CORGI ETF TRUST I
Notes to the Financial Statements
June 30, 2026 (Unaudited)(Continued)
N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended June 30, 2026, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.
Paralel Distributors LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of each Fund’s shares and serves as the distributor of Creation Units for each Fund. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 6. Shares in less than Creation Units are not distributed by the Distributor.
The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended June 30, 2026, were as follows:

	Purchases	Sales
Founder-Led 2x Daily ETF	$—	$—
Founder-Led ETF	110,505,076	30,672,207

The costs of purchases and sales of in-kind transactions, during the period ended June 30, 2026, were as follows:

	Purchases	Sales
Founder-Led 2x Daily ETF	$—	$—
Founder-Led ETF	98,876,365	21,121,383

NOTES 5 – FEDERAL INCOME TAX INFORMATION
The Founder-Led ETF did not distribute during the periods ended June 30, 2026 and December 31, 2025.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period ended December 31, 2025, the Fund did not have any late year losses nor post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2025, the following capital loss carry forwards were available:

	Indefinite Short-Term	Indefinite Long-Term	Total
Founder-Led ETF	$(349)	$—	$(349)

As of December 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

Founder-Led ETF
Federal income tax cost of investments	$10,105,148
Aggregate gross unrealized appreciation	1,265
Aggregate gross unrealized (depreciation)	(110,155)
Net unrealized appreciation (depreciation)	(108,890)
Undistributed Ordinary Income	252
Undistributed Long Term Capital Gains	—
Distributable Earnings	252
Accumulated capital and other gain/(loss)	(349)
Total distributable earnings (accumulated loss)	$ (108,987)

15

CORGI ETF TRUST I
Notes to the Financial Statements
June 30, 2026 (Unaudited)(Continued)
NOTE 6 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for each Fund is $300, payable to the Custodian. Additionally, a variable transaction fee may be charged by each Fund of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of each Fund is listed and traded on the NASDAQ, Inc. (the “Exchange”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
For the period ended June 30, 2026, $4,435 in variable rate transaction fees have been assessed for Founder-Led 2x Daily ETF Fund.
NOTE 7 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Corgi Strategies, LLC, the adviser to the Founder-Led ETF, has no voting power of the shares outstanding of the Fund. Additionally, as of the date of these financial statements, Tuttle Capital Management, LLC, the sub-adviser to the Funds, has no voting power of the shares outstanding of the Funds.
NOTE 8 – PRINCIPAL RISKS
All ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks”.
NOTE 9 – ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the period were determined to not be significant.
NOTE 10 – SUBSEQUENT EVENTS
In preparing these financial statements, management of the Fund has evaluated subsequent events through the date of issuance of this report and have determined that there are no material events requiring adjustment to, or disclosure in, these financial statements.

16

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not Applicable.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corgi ETF Trust I

By:	/s/ Emily Z. Yuan
Emily Z. Yuan, Principal Executive Officer

Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Emily Z. Yuan
Emily Z. Yuan, Principal Executive Officer

Date:	September 4, 2026

By:	/s/ Carl Clements
Carl Clements, Principal Financial Officer

Date:	September 4, 2026